Accounts Receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 63,643		¥ 29,832
Less: Allowance for doubtful accounts	(3,273)		(460)
Accounts receivable, net	¥ 60,370	$ 8,526	¥ 29,372